DERIVATIVE LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Derivatives	$ 35.3	$ 2.3
Current portion of derivative liabilities	9.4	0.0
Non-current portion of derivative liabilities	25.9	2.3
Embedded derivative - Rosebel power purchase agreement
Disclosure of detailed information about financial instruments [line items]
Derivatives	23.3	0.0
Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivatives	12.0	$ 2.3
Embedded derivative
Disclosure of detailed information about financial instruments [line items]
Derivatives	$ 23.3